Property, Equipment and Software, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	$ 2,524,834	15,665,588	19,035,455	20,266,129
Impairment on equipment	$ 0	0	1,899,803	0